Financial instruments and risk management	12 Months Ended
Aug. 31, 2021
Financial Instruments And Risk Management
Financial instruments and risk management

30. Financial instruments and risk management

(a)	Financial risk management objectives and policies

The Company’s activities expose it to a variety of financial risks including foreign currency risk, interest rate risk, credit risk, and liquidity risk. These financial instrument risks are actively managed by the Company under the policies approved by the Board of Directors. On an ongoing basis, the finance department actively manages market conditions with a view to minimizing the exposure of the Company to changing market factors, while at the same time limiting the funding costs to the Company.

(b)	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company uses information supplied by independent rating agencies where available, and if not available, the Company uses other publicly available financial information and its own records to rate its customers.

Credit risk arises from cash with banks as well as credit exposure to outstanding receivables. The carrying amounts represent the Company’s maximum exposure to credit risk.

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Company establishes an allowance for doubtful accounts that represents its estimate of expected losses in respect to accounts receivable. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified. The collective loss allowance is determined based on historical data of payment statistics for similar financial assets. The allowance for doubtful accounts was $1,084,305 and $874,438 as of August 31, 2021, and 2020, respectively.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The Company’s accounts receivable are concentrated among customers in the media and broadcasting industry, which may be affected by adverse economic factors impacting that industry. The Company performs ongoing credit evaluations of its major customers, maintains reserves for expected credit losses, and does not require any collateral deposits.

As of August 31, 2021, one customer (2020 - one) accounted for greater than 10% of the Company’s accounts receivable balance. In total, this one customer (2020 - one) accounted for 13% of the Company’s accounts and other receivables balance as of August 31, 2021, and 2020. During the year ended August 31, 2021, one (2020 - three) customer represented 60% (2020 - 50%) of total revenue.

The below table reflects the aging of the Company’s aging by invoice date of gross trade accounts receivable and allowance for doubtful accounts as of August 31, 2021:

	0 - 30	31 - 60	61 - 90	91+	Total

Trade accounts receivable	7,376,270	210,815	265,377	1,825,263	9,677,725
Allowance for doubtful accounts	3,000	1,500	1,500	1,078,305	1,084,305
% Allowance	0%	1%	1%	59%	11%

(c)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. The Company is exposed to liquidity risk with respect to its contractual obligations and financial liabilities. The Company manages liquidity risk by continuously monitoring forecasted and actual cash flows and matching maturity profiles of financial assets and liabilities. The Company seeks to ensure that it has sufficient capital to meet short term financial obligations after taking into account its operating obligations and cash on hand.

The Company’s policy is to seek to ensure adequate funding is available from operations and other sources, including debt and equity capital markets, as required.

	< 1 year	1-2 years	2-5 years
	$	$	$

Accounts payable	10,403,665	-	-
Accrued liabilities	5,722,470	-	-
Players liability account	331,528	-	-
Lease obligation	222,583	364,968	-
Long-term debt	96,664	-	-
Promissory notes payable	821,948	-	-
Convertible debt	914,428	2,097,127	6,939,941

(d)	Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to fair value risk with respect to debt which bears interest at fixed rates.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

(e)	Foreign exchange rates

The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to fluctuations of financial instruments related to cash, accounts and other receivables, and accounts payable denominated in Euros and GBP, as well as debt denominated in Canadian dollars.

(f)	Fair value hierarchy

The following tables combine information about:

●	classes of financial instruments based on their nature and characteristics;
●	the carrying amounts of financial instruments;
●	fair values of financial instruments (except financial instruments when carrying amount approximates their fair value); and
●	fair value hierarchy levels of financial assets and financial liabilities for which fair value was disclosed.

Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable.

For the year ended August 31, 2021:

Carrying value at August 31, 2021	FVTPL - mandatorily measured	FVOCI - mandatorily measured	FVOCI - designated	Amortized cost
	$	$	$	$

Financial assets:
Cash and cash equivalents	-	-	-	15,305,996
Restricted cash	-	-	-	331,528
Accounts and other receivables	-	-	-	8,646,807
Government remittances	-	-	-	1,070,216
Publisher advance	-	-	-	4,534,218
Investment at FVTPL	2,629,851	-	-	-
	2,629,851	-	-	29,888,765

Carrying value at August 31, 2021	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$

Financial liabilities:
Accounts payable	-	-	10,403,665
Accrued liabilities	-	-	5,722,470
Players liability account	-	-	331,528
Line of credit	-	-	-
Long-term debt	-	-	96,664
Promissory notes payable	-	-	821,948
Deferred purchase consideration	-	-	-
Warrant liability	4,868,703	-	-
Convertible debt	-	9,951,496	-
	4,868,703	9,951,496	17,376,275

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

For the year ended August 31, 2020:

Carrying value at August 31, 2020	FVTPL - mandatorily measured	FVOCI - mandatorily measured	FVOCI - designated	Amortized cost
	$	$	$	$

Financial assets:
Cash and cash equivalents	-	-	-	5,243,278
Restricted cash	-	-	-	388,587
Accounts and other receivables	-	-	-	3,845,890
Government remittances	-	-	-	1,125,912
Publisher advance	-	-	-	-
Investment at FVTPL	-	-	-	-
	-	-	-	10,603,667

Carrying value at August 31, 2020	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$

Financial liabilities:
Accounts payable	-	-	12,455,215
Accrued liabilities	-	-	4,689,131
Players liability account	-	-	388,587
Line of credit	-	-	4,919,507
Long-term debt	-	-	230,932
Promissory notes payable	-	-	3,818,920
Deferred purchase consideration	-	-	333,503
Warrant liability	14,135,321	-	-
Convertible debt	-	10,793,459	-
	14,135,321	10,793,459	26,835,795

A summary of instruments, with their classification in the fair value hierarchy is as follows:

	Level 1	Level 2	Level 3	Fair value as of August 31, 2021
	$	$	$	$

Warrant liability	-	4,868,703	-	4,868,703
Convertible debt	-	-	9,951,496	9,951,496
Investment at FVTPL	-		2,629,851	2,629,851

	Level 1	Level 2	Level 3	Fair value as of August 31, 2020
	$	$	$	$

Warrant liability	-	14,135,321	-	14,135,321
Convertible debt	-	-	10,793,459	10,793,459

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)